Dividend per ordinary share - Additional information (Details) - EUR (€) € / shares in Units, € in Millions			1 Months Ended					6 Months Ended	12 Months Ended		13 Months Ended
	Apr. 24, 2026	Apr. 14, 2026	Apr. 30, 2026	Oct. 31, 2025	Aug. 31, 2025	May 31, 2025	Aug. 31, 2024	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026
Dividend Per Ordinary Share [Abstract]
Dividends per ordinary share (in EUR per share)		€ 1.086		€ 0.172				€ 0.400	€ 1.086	€ 1.060
Dividend per ordinary share paid (in EUR per share)	€ 0.736		€ 0.736		€ 0.350	€ 0.710	€ 0.350
Other cash distributions								€ 0			€ 500
Withholding tax on dividends paid, ordinary shares								15.00%